Stockholders' Equity - (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2019	Jun. 26, 2019	Mar. 31, 2019	Mar. 31, 2018
Stockholder Equity [Line Items]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	9,000,000,000	9,000,000,000	252,800,000	252,800,000
Common Stock, shares outstanding	125,027,648		75,474,654	75,749,118
Retained earnings, undistributed earnings from equity method Investment			$ 0	$ 34,661
Common Class X [Member]
Stockholder Equity [Line Items]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	1	1	1	1
Common Stock, shares outstanding	0		0	0